Government Select Series (Third Prospectus Summary) | Government Select Series
Government Select Series – SNAP ® Fund Class Shares
Investment Objective
To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.
Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP ® Program, that are not expenses of the Fund are not reflected.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Government Select Series SNAP(R) Fund Class
Management fees	0.09%
Distribution (12b-1) fees	none
Other expenses:	0.11%
Transfer agent fees	0.10%
Other operating expenses	0.01%
Total Annual Fund Operating Expenses	0.20%

Expense Example

This example is intended to help you compare the cost of investing in the SNAP Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| Government Select Series | SNAP(R) Fund Class | USD ($)	21	64	113	255

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in cash and the following high quality, short-term money market instruments:

•	Securities issued or guaranteed as to principal or interest by the US Government or by its agencies or instrumentalities;

•	Repurchase agreements for securities of the US Government, or its agencies or instrumentalities, that are collateralized fully; and

•	Shares of other money market mutual funds that invest exclusively in the types of obligations in which Government Select Series is permitted to invest.

In addition, under normal market conditions, the Fund invests at least 80% of its net assets in US Government securities (including securities issued or guaranteed by the US Government or its agencies or instrumentalities) and/or repurchase agreements that are collateralized fully by US Government securities.

The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although the Fund invests exclusively in high-quality securities, an investment in the Fund – like an investment in any money market fund – is subject to certain risks, such as:

•

Interest Rate Risk When short-term interest rates fall, the Fund’s yield is likely to fall. When interest rates rise, the values of obligations held by the Fund may decline. If the rise is sharp or unexpected, the Fund’s share price could fall.

•

Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund’s share price to fall.

•

Government Securities Risk For US government or agency securities not backed by the full faith and credit of the US government, there is no guarantee that the government will intervene in the event of any loss or default.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance

The following information illustrates how the SNAP Fund Class Shares have performed over time. Prior to October 3, 2016, the Fund was known as Prime Series and it invested in obligations of US companies, financial institutions and US municipalities. The performance information that follows for dates prior to October 3, 2016 reflects the returns of the Fund before it began to operate as a government money market fund. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return (shown for calendar years) (%)

Highest Quarter Return: Q3 2007	1.34%
Lowest Quarter Return: Q4 2014	0.03%
YTD as of 9/30/16 (not annualized):	0.38%

Average Annual Total Returns (%) (for the periods ended December 31, 2015)
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception		Inception Date
| Government Select Series | SNAP(R) Fund Class	0.19%	0.20%	1.53%	2.82%	[1]	Jul. 24, 1995
[1]	SNAP Fund Class Shares inception: 7/24/1995